BUSINESS COMBINATIONS - Narrative (Details) $ in Millions, $ in Millions		12 Months Ended
	Jan. 26, 2021 CAD ($)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2019 CAD ($)	Dec. 22, 2020 CAD ($)	Dec. 22, 2020 USD ($)	Nov. 16, 2020 CAD ($)	Nov. 12, 2019 CAD ($)	Jun. 26, 2019 CAD ($)	Apr. 26, 2019 CAD ($)
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration arising on business combinations		$ 11.2	$ 0.0
TRU Flight Training Iceland ehf
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Ownership interest in joint venture	33.30%	33.30%	0.00%
Business combinations
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration		$ 192.5
Intangible assets		219.8
Goodwill recognised as of acquisition date		169.0
Fair value of acquired receivables		14.6
Long-term payable		11.5
Flight Simulation Company B.V
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration							$ 105.2
Merlot Aero Limited
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration					$ 31.7
Merlot Aero Limited | Top of range
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Contingent consideration arising on business combinations						$ 10.0
TRU Simulation + Training Canada Inc.
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration	$ 49.6
Pelesys Learning Systems Inc.
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration										$ 4.0
Equity interests acquired				45.00%						55.00%
Long-term payable										$ 5.7
Luftfartsskolen AS
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration									$ 3.5
Healthcare Software Company
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration								$ 0.9
Equity interests acquired								50.00%
Acquisitions From 2019
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Cash consideration			$ 1.7
Increase of intangible assets				$ 6.2
Decrease of deferred tax assets				4.7
Decrease of other net assets				$ 1.5
Customer relationships | Business combinations
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets		47.9
Other intangible assets | Business combinations
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [line items]
Intangible assets		$ 2.9